General and Administrative (Tables)	9 Months Ended
Sep. 30, 2014
General and Administrative [Abstract]
General and Administrative
	Nine Months Ended September 30,
	2013	2014

Salaries	$ 9,642	$ 11,658
Depreciation	384	1,595
Office expenses	11,148	13,787
General and Administrative expenses	$ 21,174	$ 27,040